Group statement of comprehensive income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Profit/(loss) for the year	$ 265	$ (260)	$ 386
Items that may be subsequently reclassified to profit or loss:
Losses on cash flow hedges, including related tax charge of $7m (2020: $4m credit, 2019: $nil)	(69)	3	(34)
Costs of hedging	2	(6)	(6)
Hedging losses/(gains) reclassified to financial expenses	96	(13)	38
Exchange gains/(losses) on retranslation of foreign operations, net of related tax charge of $4m (2020: $4m credit, 2019: $3m credit)	18	(85)	(39)
Total items that may be subsequently reclassified to profit or loss	47	(101)	(41)
Items that will not be reclassified to profit or loss:
Gains/(losses) on equity instruments classified as fair value through other comprehensive income, net of related tax charge of $1m (2020: $4m credit, 2019: $2m charge)	14	(43)	10
Re-measurement gains/(losses) on defined benefit plans, including related tax credit of $nil (2020: $1m credit, 2019: $1m credit)	7	(7)	(6)
Tax related to pension contributions	1	1
Total items that will not be reclassified to profit or loss	22	(49)	4
Total other comprehensive income/(loss) for the year	69	(150)	(37)
Total comprehensive income/(loss) for the year	334	(410)	349
Attributable to:
Equity holders of the parent	335	(410)	348
Non-controlling interest	(1)		1
Total comprehensive income/(loss) for the year	$ 334	$ (410)	$ 349